PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of PP&E

	As of December 31,
	2021	2020
PP&E before allowances and impairment	457,518	489,472
Valuation allowance for obsolescence and impairment of materials	(4,724)	(3,930)
Impairment of PP&E	(1,620)	(1,226)
	451,174	484,316

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements of PP&E as of December 31, 2021 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2020	CAPEX	adjustments	reclassifications	Decreases	2021
Real estate	76,109	13	(529)	1,865	(3,453)	74,005
Switching equipment	18,478	629	(1,706)	5,381	(62)	22,720
Fixed network and transportation	320,677	12,876	(2,862)	22,192	(18,487)	334,396
Mobile network access	65,860	20	(2,092)	6,171	(546)	69,413
Tower and pole	18,877	—	(588)	1,209	(191)	19,307
Power equipment and Installations	24,824	578	(716)	1,495	(7)	26,174
Computer equipment	90,514	5,518	(2,598)	20,426	(132)	113,728
Goods lent to customers at no cost	43,944	2,543	(807)	12,633	(17,553)	40,760
Vehicles	9,903	130	(60)	23	(155)	9,841
Machinery, diverse equipment and tools	14,092	77	(226)	95	(4)	14,034
Other	3,088	133	(85)	1,299	—	4,435
Construction in progress	58,451	22,353	(286)	(40,954)	(397)	39,167
Materials	40,591	37,398	(459)	(31,835)	(7)	45,688
Total	785,408	82,268	(13,014)	—	(40,994)	813,668

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2020	Depreciation	adjustments	reclassifica-tions	2021	2021
Real estate	(12,869)	(3,245)	340	3,162	(12,612)	61,393
Switching equipment	(11,862)	(4,569)	1,391	61	(14,979)	7,741
Fixed network and transportation	(142,373)	(43,923)	1,816	18,226	(166,254)	168,142
Mobile network access	(28,928)	(11,458)	1,242	394	(38,750)	30,663
Tower and pole	(6,690)	(1,451)	308	62	(7,771)	11,536
Power equipment and Installations	(10,429)	(3,115)	370	5	(13,169)	13,005
Computer equipment	(50,827)	(18,305)	2,117	132	(66,883)	46,845
Goods lent to customers at no cost	(12,022)	(20,116)	587	17,552	(13,999)	26,761
Vehicles	(7,162)	(944)	40	136	(7,930)	1,911
Machinery, diverse equipment and tools	(11,088)	(727)	130	23	(11,662)	2,372
Other	(1,686)	(529)	74	—	(2,141)	2,294
Construction in progress	—	—	—	—	—	39,167
Materials	—	—	—	—	—	45,688
Total	(295,936)	(108,382)	8,415	39,753	(356,150)	457,518

Details on the nature and movements of PP&E as of December 31, 2020 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2019	CAPEX	adjustments	reclassifications	Decreases	2020
Real estate	73,948	9	(288)	2,762	(322)	76,109
Switching equipment	17,787	657	(1,211)	1,260	(15)	18,478
Fixed network and transportation	292,502	14,732	(1,724)	24,080	(8,913)	320,677
Mobile network access	63,868	2	(692)	2,792	(110)	65,860
Tower and pole	18,664	—	(331)	645	(101)	18,877
Power equipment and Installations	23,077	445	(340)	1,642	—	24,824
Computer equipment	71,626	4,133	(1,866)	16,859	(238)	90,514
Goods lent to customers at no cost	32,223	8,272	(495)	17,393	(13,449)	43,944
Vehicles	9,888	74	(36)	—	(23)	9,903
Machinery, diverse equipment and tools	12,613	854	(77)	702	—	14,092
Other	2,503	199	(53)	439	—	3,088
Construction in progress	73,377	20,907	(140)	(35,396)	(297)	58,451
Materials	43,548	30,382	(161)	(33,178)	—	40,591
Total	735,624	80,666	(7,414)	—	(23,468)	785,408

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2019	Depreciation	adjustments	reclassifica-tions	2020	2020
Real estate	(10,006)	(3,274)	236	175	(12,869)	63,240
Switching equipment	(9,296)	(3,698)	1,121	11	(11,862)	6,616
Fixed network and transportation	(107,581)	(44,389)	746	8,851	(142,373)	178,304
Mobile network access	(21,224)	(8,735)	971	60	(28,928)	36,932
Tower and pole	(5,371)	(1,601)	235	47	(6,690)	12,187
Power equipment and Installations	(7,358)	(3,327)	256	—	(10,429)	14,395
Computer equipment	(37,926)	(14,800)	1,695	204	(50,827)	39,687
Goods lent to customers at no cost	(9,023)	(16,875)	427	13,449	(12,022)	31,922
Vehicles	(6,057)	(1,147)	28	14	(7,162)	2,741
Machinery, diverse equipment and tools	(10,222)	(913)	47	—	(11,088)	3,004
Other	(1,312)	(426)	49	3	(1,686)	1,402
Construction in progress	—	—	—	—	—	58,451
Materials	—	—	—	—	—	40,591
Total	(225,376)	(99,185)	5,811	22,814	(295,936)	489,472

Schedule of movements in valuation allowance for materials and impairment of materials

	Years ended December 31,
	2021	2020
At the beginning of the year	(3,930)	(3,093)
Additions	(816)	(848)
Currency translation adjustments	22	11
At the end of the year	(4,724)	(3,930)

Schedule of movements in the impairment of PP&E

	Years ended December 31,
	2021	2020
At the beginning of the year	(1,226)	(1,648)
Additions	(394)	(1,360)
Uses	—	1,782
At the end of the year	(1,620)	(1,226)